CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 9,867,588	$ 9,653,528
Prepaid and other current assets	4,330,465	834,724
Total current assets	14,198,053	10,488,252
Property and equipment, net	577,671	177,298
Operating lease right-of-use assets	82,677	270,605
Other assets	25,361	51,270
Total assets	14,883,762	10,987,425
Current liabilities:
Accounts payable	2,273,823	336,621
Other accrued expenses	835,541	87,169
Operating lease liability	93,935	210,246
Total current liabilities	3,203,299	634,036
Operating lease liability, net of current portion		93,935
Simple agreement for future equity	46,042,000	13,340,000
Total liabilities	49,245,299	14,067,971
Commitments and contingencies (Note 12)
Stockholders' deficit (Notes 1 and 14):
Class A common stock, $0.0001 par value - 500,000,000 shares authorized; 69,242,940 and 68,845,564 shares issued and outstanding at December 31, 2023 and 2022, respectively	6,924	6,885
Additional paid-in capital	27,124,983	26,233,356
Accumulated deficit	(61,493,444)	(29,320,787)
Total stockholders' equity (deficit)	(34,361,537)	(3,080,546)
Total liabilities and stockholders' deficit	$ 14,883,762	$ 10,987,425